CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Current assets
Cash	$ 0			$ 0
Prepaid Expenses and other receivables	108,736			130,933
Total Current Assets	154,133			364,021
Total Assets	3,340,735			30,968,480
Current liabilities
Total Current Liabilities	3,023,813			1,929,825
Total Liabilities	7,048,813			5,954,825
Stockholders’ (deficit)
Preferred Stock
Accumulated deficit	(6,894,980)			(5,591,104)
Total Shareholders’ Deficit	(6,894,680)			(5,590,804)		$ (3,668,038)
Total Liabilities and Shareholders’ Deficit	$ 3,340,735			$ 30,968,480
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Current assets
Cash			$ 169,296		$ 258,509
Prepaid Expenses and other receivables		$ 79,338	21,581		120,136
Accounts receivable, net		77,928	89,764		165,450
Total Current Assets		2,892,697	280,641		544,095
Property and equipment, net		2,578	5,042		9,971
Intangible asset, net		22,789	31,788		49,787
Total Assets		2,918,064	317,471		603,853
Current liabilities
Accounts payable		563,194	589,135		257,504
Accrued expenses		202,655	202,630		46,626
Deferred revenue		247,407	264,348		609,698
Note payable - related party					22,527
Income tax payable		50,813	50,813
Accrued interest		39,203	21,506		7,030
Total Current Liabilities		1,103,272	1,128,432		943,385
Note payable – related party, net of current portion		298,634	298,634		217,156
Convertible notes payable		3,531,000	120,000
Other liability – related party		9,973	9,973		9,973
Total Liabilities		4,942,879	1,557,039		1,170,514
Stockholders’ (deficit)
Common Stock $0.0001 par value; 10,000,000 authorized shares; 9,959,996 shares issued and outstanding as of December 31, 2023 and 2022		996	996		996
Additional paid in capital		3,851,802	3,793,694		3,408,192
Accumulated deficit		(5,878,063)	(5,034,708)		(3,976,299)
Total Shareholders’ Deficit		(2,024,815)	(1,239,568)		(566,661)
Total Liabilities and Shareholders’ Deficit		$ 2,918,064	317,471		603,853
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Series A-1 Preferred Stock [Member]
Stockholders’ (deficit)
Preferred Stock			150		150
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Series Seed 2 Preferred Stock [Member]
Stockholders’ (deficit)
Preferred Stock			$ 300		$ 300